Cover	Jun. 05, 2024
Cover [Abstract]
Entity Registrant Name	BLUE CHIP TECHNOLOGIES CORP.
Entity Central Index Key	0001477960
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 05, 2024
Entity Ex Transition Period	false
Entity File Number	000-52543
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-3670551
Entity Address Address Line 1	Icon Tower, # 105
Entity Address Address Line 2	First Floor
Entity Address City Or Town	Dubai Internet City
Entity Address Country	AE
City Area Code	307
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	216-4405